Segment Reporting - Schedule of Operating Revenue by Products and Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	$ 134,711	$ 92,876
License [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	101,553	87,765
Systems [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	17,641
Services [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	2,086
Recurring [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	$ 13,431	$ 5,111